Related party transactions - Post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 2,900	$ 3,400
Related party management fees	13	14
Retirement benefit plan deposit assets placed at related party	369	476
Retirement benefit plan interest income earned from related party	0	0
Other related parties | HSBC Bank (UK) Pension Scheme
Disclosure of transactions between related parties [line items]
Notional amount with related party	6,600	7,400
Derivative assets with related party	500	1,000
Cash collateral received with related party	$ 500	$ 1,000